UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   115 West Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     02/01/2008
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          169
                                         -----------
Form 13F Information Table Value Total:     $224,317
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
1800 Flowers.com INC CL A      CL A             68243Q106      362   41500          Sole              41500      0    0
51 Jobs                        SP ADR REP COM   316827104      615   34143          Sole              34143      0    0
Aaron Rent                     COM              002535201      831   43167          Sole              43167      0    0
ACE Insurance                  ORD              G0070K103      136    2200          Sole               2200      0    0
Advanced Auto Parts            COM              00751Y106       34     900          Sole                900      0    0
Aetna                          COM              00817Y108      638   11050          Sole              11050      0    0
AIG                            COM              026874107     5458   93623          Sole              93623      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     6221   82674          Sole              82674      0    0
Allied Capital                 COM              01903Q108     1958   91011          Sole              91011      0    0
Altria Group                   COM              02209S103     2454   32471          Sole              32471      0    0
American Capital               COM              024937104     2064   62634          Sole              62634      0    0
American Financial             COM              02607P305      628   78304          Sole              78304      0    0
AMR Corp                       COM              001765106       21    1500          Sole               1500      0    0
AmReit Cl A                    CL A             032158107      179   22585          Sole              22585      0    0
Apollo Invt Corp Con Shs Ben   COM              03761U106     2169  127212          Sole             127212      0    0
Int
Arbor Realty                   COM              038923108     3923  243531          Sole             243531      0    0
Arrow Electronics              COM              042735100      340    8650          Sole               8650      0    0
Ashford Hospitality            COM              044103109     1571  218537          Sole             218537      0    0
Aspen Insurance                SHS              G05384105     2906  100747          Sole             100747      0    0
AT&T Inc                       COM              00206R102      295    7109          Sole               7109      0    0
Avnet                          COM              053807103     1048   29975          Sole              29975      0    0
Baidu.com Inc                  Spon ADR PEP A   056752108     2290    5874          Sole               5874      0    0
Bank of America                COM              060505104     6463  156634          Sole             156634      0    0
Barr Pharmaceuticals Inc       COM              068306109     1359   25597          Sole              25597      0    0
Berkshire                      CL B             084670207      114      24          Sole                 24      0    0
Bed Bath & Beyond              COM              075894100     2972  101117          Sole             101117      0    0
Berkley W R Corp               COM              084423102      315   10562          Sole              10562      0    0
Best Buy Inc                   COM              086516101     4223   80218          Sole              80218      0    0
Bright Horizon Family Solution COM              109195107       80    2325          Sole               2325      0    0
C.N.A. Financial               COM              126117100       67    2000          Sole               2000      0    0
Cabelas Inc                    COM              126804301     1533  101752          Sole             101752      0    0
Cablevision                    CL A NY CABLVS   12686C109       99    4059          Sole               4059      0    0
Capital Trust Inc MD           Cl A New         14052H506     1739   56736          Sole              56736      0    0
CapitalSource Inc              COM              14055X102     2682  152458          Sole             152458      0    0
Caplease Inc                   COM              140288101     1708  202800          Sole             202800      0    0
Cardinal Health                COM              14149Y108      814   14100          Sole              14100      0    0
Carmax Inc Com                 COM              143130102     1271   64377          Sole              64377      0    0
Carnival Corp                  PAIRED CTF       143658300     2019   45360          Sole              45360      0    0
Caterpillar Inc                COM              149123101     2215   30524          Sole              30524      0    0
Charlotte Russe Holdings Inc   COM              161048103      102    6300          Sole               6300      0    0
Cheese Cake Factory Inc        COM              163072101     2621  110529          Sole             110529      0    0
Citigroup                      COM              172967101     3253  110495          Sole             110495      0    0
Coca Cola Co                   COM              191216100       14     228          Sole                228      0    0
Cogdell Spencer Inc            COM              19238U107     1166   73074          Sole              73074      0    0
Cohen & Steers                 COM              19247A100     1536  105756          Sole             105756      0    0
Colonial Bank                  COM              195493309       94    6975          Sole               6975      0    0
Consolidated Edison Inc Com    COM              209115104      142    2904          Sole               2904      0    0
Covidien Ltd                   COM              g2552x108      706   15975          Sole              15975      0    0
CTS                            COM              126501105      437   44033          Sole              44033      0    0
CVS Caremark Corporation       COM              126650100       64    1600          Sole               1600      0    0
Diamond Offshore               COM              25271C102      214    1506          Sole               1506      0    0
Dodge & Cox Stk Fd             COM              256219106       58     417          Sole                417      0    0
DRS Technologies Inc           COM              23330X100     4067   74937          Sole              74937      0    0
Duke Realty Corp               COM              264411505      133    5100          Sole               5100      0    0
eLong                          SPONSORED ADR    290138205      591   71393          Sole              71393      0    0
Enbridge Energy Mgmt LLC       Shs Units Repst  29250X103     1265   24180          Sole              24180      0    0
Enbridge Equity Partners       COM              29250R106      692   13700          Sole              13700      0    0
Enbridge Inc                   COM              29250N105       23     578          Sole                578      0    0
Enterprise Products            COM              293792107      995   31223          Sole              31223      0    0
E-Trade Financial              COM              269246104      483  136157          Sole             136157      0    0
Exxon Mobil                    COM              30231G102      675    7210          Sole               7210      0    0
Federal Natl Mtg Assn          COM              313586109     1428   35719          Sole              35719      0    0
Felcor Lodging                 COM              31430F101     3894  249756          Sole             249756      0    0
First Industrial               COM              32054K103     2000   57795          Sole              57795      0    0
Flextronics                    ORD              Y2573F102     1290  106968          Sole             106968      0    0
Federal Home LN MTG Corp       COM              313400301     1686   49495          Sole              49495      0    0
Gallagher Arthur J & Co.       COM              363576109      490   20275          Sole              20275      0    0
Garmin LTD Ord                 ORD              G37260109      994   10247          Sole              10247      0    0
General Electric               COM              369604103      490   13211          Sole              13211      0    0
Glimscher Realty               SH BEN INT       379302102     1899  132876          Sole             132876      0    0
Google Inc Cl A                Cl A             38259p508      259     375          Sole                375      0    0
Halliburton Co                 COM              406216101       38    1000          Sole               1000      0    0
Health Care REIT               COM              42217K106     1315   29425          Sole              29425      0    0
Healthcare Reality TR          COM              421946104      505   19875          Sole              19875      0    0
Health Net Inc Com             COM              42222G108     2493   51610          Sole              51610      0    0
Health Extras Inc              COM              422211102      671   25725          Sole              25725      0    0
Helen of Troy                  COM              G4388N106     1237   72159          Sole              72159      0    0
Hersha Hospitalities           SH BEN INT A     427825104     5313  559308          Sole             559308      0    0
Home Depot                     COM              437076102     3554  131937          Sole             131937      0    0
Hormel                         COM              440452100     2129   52583          Sole              52583      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1643   51005          Sole              51005      0    0
HRPT Properties                COM SH BEN INT   40426W101     1850  239316          Sole             239316      0    0
Humana                         COM              444859102     2654   35246          Sole              35246      0    0
II VI Inc Com                  COM              902104108     1269   41527          Sole              41527      0    0
Illinois Tool Wks Inc          COM              452308109      249    4650          Sole               4650      0    0
ING Clarion Glb Re Est Incm Fd COM              44982G104     1526  110331          Sole             110331      0    0
Ingersoll Rand Co Ltd Cl A Com COM              g4776g101      738   15882          Sole              15882      0    0
Invetiv Health Inc             COM              46122E905      797   25754          Sole              25754      0    0
Ishares TR                     Rusl 2000 Valu   464287630      109    1553          Sole               1553      0    0
Istar Financial Inc            COM              45031U101      878   33700          Sole              33700      0    0
Johnson & Johnson              COM              478160104      127    1900          Sole               1900      0    0
JP Morgan Chase                COM              46625H100       89    2028          Sole               2028      0    0
Kayne Anderson Mlp Investment  COM              486606106     1008   34354          Sole              34354      0    0
Co
Kendle International Inc       COM              48880L107      243    4975          Sole               4975      0    0
Kinder Morgan MGMT             SHS              49455U100     1093   20653          Sole              20653      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      667   12350          Sole              12350      0    0
Kohls                          COM              500255104     2610   56994          Sole              56994      0    0
Laboratory Holdings            COM NEW          50540R409       30     400          Sole                400      0    0
Lehman Bros Holdings Inc       COM              524908100       52     800          Sole                800      0    0
Lexington Properties           COM              529043101      654   44949          Sole              44949      0    0
Lincare Holdings Inc           COM              532791100       88    2500          Sole               2500      0    0
LMI Aerospace Inc              COM              502079106       24     900          Sole                900      0    0
Lowes                          COM              548661107     1147   50689          Sole              50689      0    0
M&T Bank Corp                  COM              55261F104       37     458          Sole                458      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108     1988   74178          Sole              74178      0    0
Markwest Energy Partners LP    UNIT LTD PARTN   570759100       29     850          Sole                850      0    0
Martin Midstream Partners      UNIT LP INT      573331105      752   21174          Sole              21174      0    0
Max Re Capital                 SHS              G6052F103      577   20625          Sole              20625      0    0
Medco                          COM              58405U102       58     574          Sole                574      0    0
Medical Properties TR          COM              58463J304     1950  191328          Sole             191328      0    0
Merck & Co Inc                 COM              589331107       22     374          Sole                374      0    0
Mobile Mini Inc                COM              60740F105      125    6750          Sole               6750      0    0
Mueller Inds Inc               COM              624756102     1073   37000          Sole              37000      0    0
Mueller Wtr Prods Inc          COM              624758207      874   87712          Sole              87712      0    0
NASDAQ stock Market Inc        COM              631103108     1895   38294          Sole              38294      0    0
National Health Investors      COM              63633D104      555   19900          Sole              19900      0    0
Nationwide Health              COM              638620104      156    4970          Sole               4970      0    0
Omega Healthcare Invs Inc      COM              681936100      563   35065          Sole              35065      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103     1003   16370          Sole              16370      0    0
OSI Systems Inc                COM              671044105      925   34950          Sole              34950      0    0
Overstock.com                  COM              690370101      772   49713          Sole              49713      0    0
Overstock Com Inc Del SR NT CV NOTE             690370AB7     3845    4949          Sole               4949      0    0
3.75%
Panera Bread Co CL A           CL A             69840w108      324    9050          Sole               9050      0    0
Partner Re                     COM              G6852T105     4859   58870          Sole              58870      0    0
Peoples United Financial Inc   COM              712704105      726   40760          Sole              40760      0    0
Perry Ellis                    COM              288853104       80    5200          Sole               5200      0    0
Pfizer                         COM              717081103     2285  100510          Sole             100510      0    0
Pilgrims Pride Corp            COM              721467108      494   17070          Sole              17070      0    0
PNC Bank                       COM              693475105      614    9353          Sole               9353      0    0
Potash Corp                    COM              73755L107     1517   10540          Sole              10540      0    0
Proshares Tr                   PROSHARES TR     74347R743       56    1350          Sole               1350      0    0
Prudential Financial Inc       COM              744320102       28     303          Sole                303      0    0
Quest Diagnostics              COM              74834L100      126    2385          Sole               2385      0    0
Raymond James Financial Inc    COM              754730109       12     370          Sole                370      0    0
Regal Beloit Corp              COM              758750103      209    4650          Sole               4650      0    0
Royal Carribbean               COM              V7780T103     2946   69415          Sole              69415      0    0
Satyam Computer Services Ltd   ADR              804098101      413   15475          Sole              15475      0    0
Senior Housing                 SH BEN INT       81721M109      902   39773          Sole              39773      0    0
Smart Balance                  COM              83169Y108     2284  208982          Sole             208982      0    0
Sohu Com Inc                   COM              83408W103       27     500          Sole                500      0    0
Sovereign Bank                 COM              845905108      130   11377          Sole              11377      0    0
Student Loan                   COM              863902102      238    2160          Sole               2160      0    0
Sun Cmntys Inc                 COM              866674104     1730   82094          Sole              82094      0    0
Sunstone Hotel Invs Inc New    COM              867892101     1871  102305          Sole             102305      0    0
Supertel Hospitality Inc Md    COM              868526104      464   75650          Sole              75650      0    0
Taiwan Semiconductor Mfg Ltd   SPONSORED ADR    874039100     2050  205845          Sole             205845      0    0
Target                         COM              87612E106     1909   38186          Sole              38186      0    0
Teppco                         UT LTD PARTNR    872384102      363    9475          Sole               9475      0    0
Teva Pharmaceutical            ADR              881624209     4175   89819          Sole              89819      0    0
Thermo Fisher Scientific Inc   COM              883556102      613   10625          Sole              10625      0    0
Trex Inc                       COM              89531P105      361   42366          Sole              42366      0    0
Trex Inc Sr. Sub Note CV6%     NOTE 6.000% 7/0  89531PAA3     4725    5953          Sole               5953      0    0
2012
Tyco Intel ltd Bermuda Shs     SHS              G9143X208      629   15875          Sole              15875      0    0
Unilever                       SPON ADR NEW     904767704     5426  144990          Sole             144990      0    0
Unitedhealth Group Inc.        COM              91324P102     2532   43498          Sole              43498      0    0
United Technologies Corp       COM              913017109       13     175          Sole                175      0    0
Unum Group                     COM              91529Y106     2309   97051          Sole              97051      0    0
Urban Outfitters Inc           COM              917047102      291   10674          Sole              10674      0    0
US Bancorp                     COM NEW          902973304     3036   95665          Sole              95665      0    0
Valero Energy                  COM              91913Y100     1151   16432          Sole              16432      0    0
Verizon Communications         COM              92343V104      110    2523          Sole               2523      0    0
Video Display Corp             COM              926555103      345   45036          Sole              45036      0    0
Wachovia Corp                  COM              929903102     4061  106790          Sole             106790      0    0
Waddell & Reed                 CL A             930059100     7281  201751          Sole             201751      0    0
WalMart                        COM              931142103     1895   39878          Sole              39878      0    0
Warwick Valley Telephone       COM              936750108       12    1000          Sole               1000      0    0
Watson Pharmaceuticals Inc     COM              942683103      404   14875          Sole              14875      0    0
WellPoint Inc                  COM              94973V107     4212   48012          Sole              48012      0    0
YRC Worldwide Inc Com          COM              984249102      505   29554          Sole              29554      0    0